Supplemental Cash Flow Information - Schedule of Interest Paid, Net of interest Received (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Interest paid, Net of interest Received [Abstract]
Interest paid	$ (31,537)	$ (36,708)
Interest received	4,459	5,358
Interest paid, net of interest received	$ (27,078)	$ (31,350)